Annual Fund Operating Expenses	Dec. 31, 2025
Mid Core Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Mid Core Value Fund | Mid Core Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.03%	[2]
Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Large Cap Value Fund | Large Cap Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.98%	[3]
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.97%	[5]
International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
International Equity Fund | International Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	1.05%	[7]
Smid Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Smid Cap Value Fund | Smid Cap Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	1.13%	[9]
Large Core Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Large Core Value Fund | Large Core Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	0.88%	[11]

[1]	The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
[2]	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[4]	The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
[5]	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
[6]	The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
[7]	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
[8]	The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
[9]	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
[10]	The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
[11]	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.